Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Lubricants	$ 533	$ 1,062
Gas cylinders	59	133
Bunkers	664	1,833
Total	$ 1,256	$ 3,028